GENERAL (Acquisition Date Fair Value of Consideration Transferred) (Details) - USD ($) $ in Thousands			12 Months Ended
	May. 05, 2014	Mar. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 10,969
Business Combination, Consideration Transferred				$ 10,969
Cool Touch Inc [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 10,969	$ 10,969
Purchase price: Contingent consideration	100
Business Combination, Consideration Transferred	$ 11,069